Consolidated Statement of Financial Position $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	[2]
Assets
Cash and cash equivalents	$ 8,739.5	$ 28,401,283	$ 22,336,838	[3]
Trading assets	2,216.9	7,204,312	5,128,088
Investment Securities	7,086.7	23,030,159	21,513,199
Hedging derivatives assets	9.3	30,138	55,261
Loans:
Commercial	31,512.9	102,408,977	99,428,894
Consumer	17,064.4	55,455,064	50,382,895
Mortgages	5,721.1	18,592,103	16,151,299
Microcredit	131.0	425,697	409,688
Total loans	54,429.4	176,881,841	166,372,776
Allowance for impairment losses	(2,522.1)	(8,196,187)	(5,618,481)
Total loans, net	51,907.3	168,685,654	160,754,295
Other accounts receivable, net	2,862.0	9,300,643	6,521,883
Non-current assets held for sale	57.5	186,714	101,382
Investments in associates and joint ventures	302.4	982,743	1,043,014
Tangible assets:
Property, plant and equipment for own-use and given in operating lease, net	1,744.1	5,667,953	5,804,073
Investment properties	257.4	836,324	783,794
Biological assets	25.9	84,206	66,139
Total Tangible assets	2,027.4	6,588,483	6,654,006
Intangibles
Concession arrangement rights	1,696.9	5,514,481	3,114,167
Goodwill	2,252.0	7,318,594	6,901,056
Other intangible assets	318.1	1,033,884	848,681
Total Intangibles	4,267.1	13,866,959	10,863,904
Income tax assets:
Current	182.7	593,837	907,476
Deferred	105.0	341,338	139,423
Total Income tax assets, net	287.8	935,175	1,046,899
Other assets	142.4	462,890	519,771
Total assets	79,906.2	259,675,153	236,538,540
Liabilities
Trading liabilities	249.7	811,305	298,665
Hedging derivatives liabilities	60.2	195,539	13,464
Customer deposits:
Checking accounts	12,217.2	39,702,878	36,017,602
Savings accounts	17,608.0	57,221,439	55,778,677
Time deposits	20,571.7	66,853,012	62,616,163
Other	179.1	582,122	472,782
Total Customer deposits	50,576.0	164,359,451	154,885,224
Financial obligations
Interbank borrowings and overnight funds	2,096.8	6,814,078	4,970,430
Borrowings from banks and others	6,342.3	20,610,766	18,205,320
Bonds issued	6,197.5	20,140,350	19,102,196
Borrowings from development entities	1,122.2	3,646,796	2,998,090
Financial Obligations	15,758.7	51,211,990	45,276,036
Provisions:
Legal related	38.8	125,929	165,353
Other	175.2	569,359	527,262
Total Provisions	214.0	695,288	692,615
Income tax liabilities:
Current	127.2	413,456	330,828
Deferred	665.0	2,160,942	1,696,843
Total Income tax liabilities	792.2	2,574,398	2,027,671
Employee benefits	389.2	1,264,881	1,238,172
Other liabilities	2,771.9	9,007,953	6,235,466
Total liabilities	70,811.8	230,120,805	210,667,313
Equity
Subscribed and paid-in capital	6.9	22,281	22,281
Additional paid-in capital	2,607.1	8,472,336	8,303,431
Retained earnings	2,645.8	8,598,319	7,174,418
Other comprehensive income	214.4	696,773	786,866
Equity attributable to owners of the parent	5,474.2	17,789,709	16,286,996
Non-controlling interest	3,620.2	11,764,639	9,584,231
Total equity	9,094.3	29,554,348	25,871,227
Total liabilities and equity	$ 79,906.2	$ 259,675,153	$ 236,538,540

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.